Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Accounts Payable		$ 7,100,000	$ 5,580,000
Accrued Payroll		428,000	369,000
Accrued Bonuses			350,000
Accrued Expenses - other		375,000	716,000
Accounts Payable and accrued expenses	$ 6,893,000	$ 7,903,000	$ 7,015,000